Warrant Liability (Details)				12 Months Ended
		Dec. 09, 2022 USD ($)	Feb. 11, 2021 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 09, 2022 CNY (¥)
Warrant liability [Line Items]
Fair value private warrants						¥ 157,429	¥ 144,863,324
Retained Earnings (Accumulated Deficit)				¥ (554,663,713)		(863,708,298)		$ (78,913,003)
Warrant liability, description				This is MLGO’s private warrants, MLGO conducted its 30-for-1 Share Consolidation during 2025, then the Exercise price is USD 2,300 × 30 = USD 69,000	This is MLGO’s private warrants, MLGO conducted its 30-for-1 Share Consolidation during 2025, then the Exercise price is USD 2,300 × 30 = USD 69,000
Private Warrants [Member]
Warrant liability [Line Items]
Private placement per units								$ 11.5
Private warrant | shares				1				1
Fair value private warrants		$ 123,750
MicroAlgo [Member]
Warrant liability [Line Items]
Par value								$ 0.001
Retained Earnings (Accumulated Deficit) | ¥									¥ 300,000
Private Warrants [Member] | MicroAlgo [Member]
Warrant liability [Line Items]
Fair value private warrants | $			$ 380,000
Private Placement Units [Member] | MicroAlgo [Member]
Warrant liability [Line Items]
Shares consummated | shares				225,000	225,000
IPO [Member] | MicroAlgo [Member]
Warrant liability [Line Items]
Private placement per units								$ 10
Ordinary Share [Member]
Warrant liability [Line Items]
Ordinary share issued | shares				1				1
Par value	[1]							$ 0.002

[1]	December 31, 2025, the Company entered into convertible note purchase agreements with investors, pursuant to which the Company will issue to each investor an unsecured convertible promissory note.